Accounts Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivables, Net [Abstract]
Schedule of Accounts Receivables, Net
	As of December 31,
	2024	2025
	RMB	RMB	USD
Accounts receivable	310,449	368,660	52,717
Less: allowance for credit loss	(22,589)	(25,877)	(3,700)
Accounts receivable, net	287,860	342,783	49,017

Schedule of Movement of Allowance of Doubtful Accounts

Movement of allowance of doubtful accounts is as follows:

	As of December 31,
	2024	2025
	RMB	RMB	USD
Beginning balance	20,762	22,589	3,230
Charge to expense	1,827	3,288	470
Ending balance	22,589	25,877	3,700